Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bonds and Partial Repurchase	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF
January 2024, Senior, CLP
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $	$ 1,270,000,000
January 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		CLF 2,137,000
January 2024, Senior, USD
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $			$ 18,368,000
March 2024, Senior, CLP
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $	$ 310,000,000
March 2024, Senior, JPY
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | ¥				¥ 10,500,000,000
March 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		932,000
June 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		216,000
October 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		CLF 4,365,000
Noviembre 2024, Senior, USD
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $			$ 4,938,000
January 2023, Senior, UF 1
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						CLF 13,100
January 2023, Senior, UF 2
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						44,000
January 2023, Senior, UF 3
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						45,000
April 2023, Senior, UF 1
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						80,000
April 2023, Senior, UF 2
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						30,000
May 2023, Senior, CLP
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $					$ 91,000,000,000
July 2023, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						50,000
December 2023, Senior, UF 1
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						73,000
December 2023, Senior, UF 2
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount						CLF 1,000